Summary of Net Deferred Tax Liability (Detail) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax liability:
Property, plant and equipment and intangibles	$ 364,278	$ 359,383
Debt issue costs	1,303	1,457
Partnership deferrals	21,768	11,082
Other	6,284	6,221
Deferred income tax liability	393,633	378,143
Offsetting of assets and liabilities	(364,687)	(365,924)
Deferred tax liabilities	28,946	12,219
Deferred tax assets:
Losses (expire from time to time up to 2042)	318,967	340,406
Long-term incentive plan	36,542	14,264
Other	9,633	12,121
Deferred income tax asset	365,142	366,791
Offsetting of assets and liabilities	(364,687)	(365,924)
Deferred tax assets	$ 455	$ 867